Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensation [Line Items]
Share-based compensation expense		¥ 10
2018 Plan | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Granted shares	260,454,163
2018 Plan | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Vest option grants percentage	30.00%
2018 Plan | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Option granted years	2 years
2018 Plan | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Vest option grants percentage	40.00%